SHARE CAPITAL (Schedule of Stock Options and Warrants Outstanding and Exercisable) (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares yr	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	1,275,000	4,564,565
Options exercisable	1,275,000
Exercise price | $	$ 0.3
Remaining life (years) | yr	3.90
Warrants [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	16,290,501	16,070,029
Remaining life (years) | yr	0.96
Ranges of exercise prices for outstanding share options One [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	325,000
Options exercisable	325,000
Exercise price | $	$ 0.45
Remaining life (years) | yr	3.21
Expiry date	March 17, 2022
Ranges of exercise prices for outstanding share options One [Member] | Warrants [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	10,000,000
Exercise price | $	$ 0.125
Expiry date	November 13, 2019
Ranges of exercise prices for outstanding share options two [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	950,000
Options exercisable	950,000
Exercise price | $	$ 0.25
Remaining life (years) | yr	4.13
Expiry date	February 17, 2023
Ranges of exercise prices for outstanding share options two [Member] | Warrants [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	5,000,000
Exercise price | $	$ 0.125
Expiry date	November 27, 2019
Ranges of exercise prices for outstanding share options three [Member] | Warrants [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	113,829
Exercise price | $	$ 0.14
Expiry date	September 20, 2020
Ranges of exercise prices for outstanding share options Four [Member] | Warrants [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	48,448
Exercise price | $	$ 0.125
Expiry date	September 27, 2020
Ranges of exercise prices for outstanding share options Five [Member] | Warrants [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	550,000
Exercise price | $	$ 0.15
Expiry date	September 30, 2020
Ranges of exercise prices for outstanding share options Six [Member] | Warrants [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	141,913
Exercise price | $	$ 0.115
Expiry date	October 11, 2020
Ranges of exercise prices for outstanding share options Seven [Member] | Warrants [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	31,491
Exercise price | $	$ 0.11
Expiry date	October 24, 2020
Ranges of exercise prices for outstanding share options Eight [Member] | Warrants [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	22,067
Exercise price | $	$ 0.12
Expiry date	November 1, 2020
Ranges of exercise prices for outstanding share options Nine [Member] | Warrants [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	90,165
Exercise price | $	$ 0.085
Expiry date	November 25, 2020
Ranges of exercise prices for outstanding share options Ten [Member] | Warrants [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	111,700
Exercise price | $	$ 0.08
Expiry date	December 2, 2020
Ranges of exercise prices for outstanding share options Eleven [Member] | Warrants [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	180,888
Exercise price | $	$ 0.09
Expiry date	December 30, 2020
Ranges of exercise prices for outstanding share options [Member] | Warrants [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	16,290,501